Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 28,670,000	Taxes	Argentina		Federal Government of Argentina, Customs Collection and Control Agency (ARCA)	Puna Project
#: 2
	40,000	Taxes	Argentina	snj:AR-Y	Province of Jujuy, Provincial Directorate of Revenues Jujuy	Puna Project
#: 3
	10,510,000	Royalties	Argentina	snj:AR-Y	Province of Jujuy, Provincial Directorate of Revenues Jujuy	Puna Project
#: 4
	430,000	Fees	Argentina	snj:AR-Y	Province of Jujuy, Provincial Directorate of Revenues Jujuy	Puna Project
#: 5
	110,000	Taxes	Argentina	snj:AR-Y	Province of Jujuy, Provincial Directorate of Water Resources Revenue	Puna Project
#: 6
	130,000	Taxes	Argentina	snj:AR-C	Autonomous City of Buenos Aires, Government Administration of Public Revenue (AGIP - CABA)	Puna Project
#: 7
	56,040,000	Taxes	United States of America		Federal Government of USA, Internal Revenue Service
#: 8
	5,660,000	Taxes	United States of America	snj:US-CO	State of Colorado, Department of Revenue
#: 9
	580,000	Infrastructure	United States of America	snj:US-ID	City of Victor	CC&V Project
#: 10
	250,000	Taxes	Turkey		Government of Turkey	Hod Maden Project
#: 11
	3,810,000	Royalties	Turkey		Government of Turkey	Copler Project
#: 12
	30,000	Royalties	Turkey		Government of Turkey	Hod Maden Project
#: 13
	550,000	Fees	Turkey		Government of Turkey
#: 14
	130,000	Fees	Turkey	snj:TR-24	Province of Erzincan
#: 15
	4,290,000	Fees	Turkey	snj:TR-25	Province of Erzurum, Erzurum Regional Directorate of Forestry
#: 16
	740,000	Fees	Turkey	snj:TR-08	Province of Artvin, Artvin Regional Directorate of Forestry
#: 17
	12,780,000	Taxes	Canada -Saskatchewan		Government of Canada, Canadian Revenue Agency	Seabee Project
#: 18
	110,000	Taxes	Canada -Saskatchewan	snj:CA-SK	Province of Saskatchewan, Northern Municipal Trust	Seabee Project
#: 19
	5,540,000	Royalties	Canada -Saskatchewan	snj:CA-SK	Government of Saskatchewan, Ministry of the Economy	Seabee Project
#: 20
	240,000	Fees	Canada -Saskatchewan	snj:CA-SK	Province of Saskatchewan, Ministry of Environment	Seabee Project
#: 21
	380,000	Fees	Canada -Saskatchewan	snj:CA-SK	Government of Saskatchewan, Saskatchewan Workers Compensation Board	Seabee Project
#: 22
	170,000	Fees	Canada -Saskatchewan	snj:CA-SK	Province of Saskatchewan, Saskatchewan Research Council	Seabee Project
#: 23
	9,820,000	Taxes	United States of America	snj:US-NV	State of Nevada, Nevada Department of Taxation
#: 24
	23,120,000	Royalties	United States of America	snj:US-NV	State of Nevada, University of Nevada	Marigold project
#: 25
	350,000	Fees	United States of America	snj:US-NV	State of Nevada	Marigold project
#: 26
	$ 1,620,000	Taxes	United States of America	snj:US-CA	Humboldt County, Humboldt County Treasurer